Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Taxes payable	$ 12.1	$ 8.1
Employee and business withheld taxes, social security and vacation payment	19.5	9.6
VAT payable	6.1	9.8
Deferred mobilization/demobilization revenues short-term	15.9	20.3
Unrealized loss on derivatives	56.1	0
Accrued expenses	114.3	70.4
Other current liabilities	3.4	0.5
Total other current liabilities	$ 227.4	$ 118.7